CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 26,225	$ 24,776	$ 24,328
Business tax and other sales tax	(203)	(230)	(569)
Net revenues	26,022	24,546	23,759
Less: Cost of revenues	33,587	32,630	58,967
Gross loss	(7,565)	(8,084)	(35,208)
Operating expenses:
Selling and marketing	4,445	7,492	12,747
General and administrative	20,208	31,502	62,818
Research and development	1,157	1,110	689
Impairment of fixed assets, prepaid equipment cost and intangible assets	0	564	67,342
Total operating expenses	25,810	40,668	143,596
Loss from operations	(33,375)	(48,752)	(178,804)
Other income (expenses):
Interest income (expense), net	(436)	(106)	2,645
Loss from and impairment on long-term investments	(2,703)	(52,337)	(2,603)
Other income, net	3,301	7,926	214
Total other income (expense)	162	(44,517)	256
Loss before income tax	(33,213)	(93,269)	(178,548)
Income tax expense	691	150	633
Net loss	(33,904)	(93,419)	(179,181)
Less: Net loss attributable to non-controlling interests	(2,427)	(3,322)	(22,705)
Net loss attributable to AirNet Technology Inc.'s shareholders	$ (31,477)	$ (90,097)	$ (156,476)
Net loss per ordinary share
Basic and diluted	$ (0.25)	$ (0.72)	$ (1.25)
Weighted average shares used in calculating net loss per ordinary share
Basic and diluted	125,664,777	125,653,175	125,629,779
American Depositary Shares [Member]
Net loss per ordinary share
Basic and diluted	$ (2.50)	$ (7.17)	$ (12.46)
Weighted average shares used in calculating net loss per ordinary share
Basic and diluted	12,566,478	12,565,318	12,562,978